EQUITY (Details) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2016 ₪ / shares	Dec. 31, 2015 ₪ / shares	Oct. 02, 2014 USD ($)
Common stock
Purchase of treasury shares	$ 0	$ 439
Treasury Stock Shares Acquired | shares	0.0	7.7
Stock Repurchase Program, Authorized Amount	$ 2,100				$ 3,000
Ordinary shares price per share | ₪ / shares			₪ 0.10	₪ 0.10
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs ADSs	$ 329	$ 0